Nature of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
Jun. 30, 2025
Republic Power Group Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Nov. 17, 2021
Ownership
Principal activity	Investment holding
Republic Power Pte. Ltd [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Jan. 01, 2015
Ownership	100.00%
Principal activity	Providing of software development and technology services